Segment reporting (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Segment Reporting Information By Segment Text Block
December 31, 2012
	Banco Popular	Banco Popular	Intersegment
(In thousands)	de Puerto Rico	North America	Eliminations
Net interest income	$1,198,541	$281,686	$-
Provision for loan losses	356,496	52,041	-
Non-interest income	402,086	56,864	-
Amortization of intangibles	7,351	2,721	-
Depreciation expense	37,321	8,157	-
Loss on early extinguishment of debt	25,196	-	-
Other operating expenses	903,677	225,893	-
Income tax (benefit) expense	(20,245)	3,745	-
Net income	$290,831	$45,993	$-
Segment assets	$27,600,235	$8,651,790	$(31,792)

December 31, 2012
	Reportable
(In thousands)	Segments	Corporate	Eliminations	Total Popular, Inc.
Net interest income (expense)	$1,480,227	$(108,222)	$614	$1,372,619
Provision for loan losses	408,537	404	-	408,941
Non-interest income	458,950	77,912	(70,520)	466,342
Amortization of intangibles	10,072	-	-	10,072
Depreciation expense	45,478	1,258	-	46,736
Loss on early extinguishment of debt	25,196	-	-	25,196
Other operating expenses	1,129,570	69,863	(70,289)	1,129,144
Income tax benefit	(16,500)	(9,945)	42	(26,403)
Net income (loss)	$336,824	$(91,890)	$341	$245,275
Segment assets	$36,220,233	$5,308,327	$(5,021,025)	$36,507,535

December 31, 2011
	Banco Popular	Banco Popular	Intersegment
(In thousands)	de Puerto Rico	North America	Eliminations
Net interest income	$1,240,700	$295,602	$-
Provision for loan losses	487,238	88,482	-
Non-interest income	488,459	74,896	-
Amortization of intangibles	6,933	2,721	-
Depreciation expense	37,180	7,665	-
Loss on early extinguishment of debt	693	-	-
Other operating expenses	845,821	237,967	-
Income tax expense	119,819	3,745	-
Net income	$231,475	$29,918	$-
Segment assets	$28,423,064	$8,581,209	$(26,447)

December 31, 2011
	Reportable
(In thousands)	Segments	Corporate	Eliminations	Total Popular, Inc.
Net interest income (expense)	$1,536,302	$(105,267)	$957	$1,431,992
Provision for loan losses	575,720	-	-	575,720
Non-interest income	563,355	66,473	(69,551)	560,277
Amortization of intangibles	9,654	-	-	9,654
Depreciation expense	44,845	1,601	-	46,446
Loss on early extinguishment of debt	693	8,000	-	8,693
Other operating expenses	1,083,788	71,586	(69,870)	1,085,504
Income tax expense (benefit)	123,564	(9,145)	508	114,927
Net income (loss)	$261,393	$(110,836)	$768	$151,325
Segment assets	$36,977,826	$5,348,638	$(4,978,032)	$37,348,432

December 31, 2010
	Banco Popular	Banco Popular	Intersegment
(In thousands)	de Puerto Rico	North America	Eliminations
Net interest income	$1,095,932	$309,985	$-
Provision for loan losses	609,630	402,250	-
Non-interest income	448,301	54,570	-
Amortization of intangibles	5,449	3,181	-
Depreciation expense	38,364	9,109	-
Loss on early extinguishment of debt	1,171	21,866	-
Other operating expenses	815,947	264,110	-
Income tax expense	27,120	4,318	-
Net income (loss)	$46,552	$(340,279)	$-
Segment assets	$29,429,358	$8,973,984	$(28,662)

December 31, 2010
	Reportable
(In thousands)	Segments	Corporate	Eliminations	Total Popular, Inc.
Net interest income (loss)	$1,405,917	$(111,747)	$695	$1,294,865
Provision for loan losses	1,011,880	-	-	1,011,880
Non-interest income	502,871	912,555	(127,233)	1,288,193
Amortization of intangibles	8,630	543	-	9,173
Depreciation expense	47,473	11,388	-	58,861
Loss on early extinguishment of debt	23,037	15,750	-	38,787
Other operating expenses	1,080,057	263,270	(124,601)	1,218,726
Income tax expense	31,438	76,995	(203)	108,230
Net (loss) income	$(293,727)	$432,862	$(1,734)	$137,401
Segment assets	$38,374,680	$5,583,501	$(5,143,183)	$38,814,998

December 31, 2012
Banco Popular de Puerto Rico
		Consumer	Other		Total Banco
	Commercial	and Retail	Financial		Popular de
(In thousands)	Banking	Banking	Services	Eliminations	Puerto Rico
Net interest income	$423,798	$762,857	$11,882	$4	$1,198,541
Provision for loan losses	149,597	206,899	-	-	356,496
Non-interest income	20,095	269,190	112,949	(148)	402,086
Amortization of intangibles	13	6,833	505	-	7,351
Depreciation expense	16,840	19,522	959	-	37,321
Loss on early extinguishment of debt	8,037	17,159	-	-	25,196
Other operating expenses	279,358	555,797	68,670	(148)	903,677
Income tax (benefit) expense	(33,068)	(1,460)	14,281	2	(20,245)
Net income	$23,116	$227,297	$40,416	$2	$290,831
Segment assets	$12,770,793	$19,668,009	$632,676	$(5,471,243)	$27,600,235

December 31, 2011
Banco Popular de Puerto Rico
		Consumer	Other		Total Banco
	Commercial	and Retail	Financial		Popular de
(In thousands)	Banking	Banking	Services	Eliminations	Puerto Rico
Net interest income	$501,946	$727,050	$11,600	$104	$1,240,700
Provision for loan losses	356,905	130,333	-	-	487,238
Non-interest income	173,764	209,100	105,632	(37)	488,459
Amortization of intangibles	103	6,175	655	-	6,933
Depreciation expense	16,928	19,297	955	-	37,180
Loss on early extinguishment of debt	693	-	-	-	693
Other operating expenses	257,830	523,423	64,759	(191)	845,821
Income tax expense	38,332	67,678	13,707	102	119,819
Net income	$4,919	$189,244	$37,156	$156	$231,475
Segment assets	$13,643,862	$20,035,526	$1,225,247	$(6,481,571)	$28,423,064

December 31, 2010
Banco Popular de Puerto Rico
		Consumer	Other		Total Banco
	Commercial	and Retail	Financial		Popular de
(In thousands)	Banking	Banking	Services	Eliminations	Puerto Rico
Net interest income	$443,242	$643,076	$9,392	$222	$1,095,932
Provision for loan losses	464,214	145,416	-	-	609,630
Non-interest income	133,674	211,242	103,552	(167)	448,301
Amortization of intangibles	558	4,313	578	-	5,449
Depreciation expense	16,760	20,464	1,140	-	38,364
Loss on early extinguishment of debt	1,171	-	-	-	1,171
Other operating expenses	272,755	477,859	65,619	(286)	815,947
Income tax (benefit) expense	(68,791)	79,206	16,575	130	27,120
Net (loss) income	$(109,751)	$127,060	$29,032	$211	$46,552
Segment assets	$15,625,030	$21,483,403	$462,771	$(8,141,846)	$29,429,358

December 31, 2012
Banco Popular North America
	Banco Popular			Total Banco Popular North
(In thousands)	North America	E-LOAN	Eliminations	America
Net interest income	$278,228	$3,458	$-	$281,686
Provision for loan losses	36,841	15,200	-	52,041
Non-interest income	53,749	3,115	-	56,864
Amortization of intangibles	2,721	-	-	2,721
Depreciation expense	8,157	-	-	8,157
Other operating expenses	223,069	2,824	-	225,893
Income tax expense	3,745	-	-	3,745
Net income (loss)	$57,444	$(11,451)	$-	$45,993
Segment assets	$9,378,779	$367,362	$(1,094,351)	$8,651,790

December 31, 2011
Banco Popular North America
				Total Banco
	Banco Popular			Popular North
(In thousands)	North America	E-LOAN	Eliminations	America
Net interest income	$294,224	$1,378	$-	$295,602
Provision for loan losses	61,753	26,729	-	88,482
Non-interest income	69,269	5,627	-	74,896
Amortization of intangibles	2,721	-	-	2,721
Depreciation expense	7,665	-	-	7,665
Other operating expenses	229,998	7,969	-	237,967
Income tax expense	3,745	-	-	3,745
Net income (loss)	$57,611	$(27,693)	$-	$29,918
Segment assets	$9,289,507	$418,436	$(1,126,734)	$8,581,209

December 31, 2010
Banco Popular North America
				Total Banco
	Banco Popular			Popular North
(In thousands)	North America	E-LOAN	Eliminations	America
Net interest income	$305,893	$4,148	$(56)	$309,985
Provision for loan losses	400,077	2,173	-	402,250
Non-interest income (loss)	73,032	(18,462)	-	54,570
Amortization of intangibles	3,181	-	-	3,181
Depreciation expense	8,539	570	-	9,109
Loss on early extinguishment of debt	21,866	-	-	21,866
Other operating expenses	256,855	7,255	-	264,110
Income tax expense	1,589	2,729	-	4,318
Net loss	$(313,182)	$(27,041)	$(56)	$(340,279)
Segment assets	$9,632,188	$490,845	$(1,149,049)	$8,973,984

Schedule Of Revenue From External Customers Attributed To Foreign Countries By Geographic Area Text Block
Geographic Information

(In thousands)	2012	2011	2010
Revenues:[1]
Puerto Rico	$1,423,912	$1,551,518	$2,138,629
United States	316,906	347,460	339,664
Other	98,143	93,291	104,765
Total consolidated revenues	$1,838,961	$1,992,269	$2,583,058

Schedule Of Selected Balance Sheet Information By Geographical Area Table [Text Block]
Selected Balance Sheet Information
(In thousands)	2012	2011	2010
Puerto Rico
Total assets	$26,582,248	$27,410,644	$28,556,279
Loans	18,484,977	18,594,751	18,729,654
Deposits	19,984,830	20,696,606	19,149,753
United States
Total assets	$8,816,143	$8,708,709	$9,087,737
Loans	5,852,705	5,845,359	6,978,007
Deposits	6,049,168	6,151,959	6,566,710
Other
Total assets	$1,109,144	$1,229,079	$1,170,982
Loans	755,950	874,282	751,194
Deposits [1]	966,615	1,093,562	1,045,737
[1] Represents deposits from BPPR operations located in the US and British Virgin Islands.